Financial instruments (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (8,647,689)
Exchange variation recorded in the period on OCI / IR and CSL	1,121,938
Exchange variation transferred to profit or loss / IR and CSL	938,118
Ending balance	(6,587,633)
Exchange variation member
IfrsStatementLineItems [Line Items]
Beginning balance	(13,102,558)
Exchange variation recorded in the period on OCI / IR and CSL	1,699,906
Exchange variation transferred to profit or loss / IR and CSL	1,421,391
Ending balance	(9,981,261)
I r and c s l member
IfrsStatementLineItems [Line Items]
Beginning balance	4,454,869
Exchange variation recorded in the period on OCI / IR and CSL	(577,968)
Exchange variation transferred to profit or loss / IR and CSL	(483,273)
Ending balance	R$ 3,393,628